Equity - Schedule of Issued and Outstanding Share Capital (Details)	6 Months Ended
Jun. 30, 2026 shares
Schedule of Issued and Outstanding Share Capital [Abstract]
Beginning Balance	365,444
Shares issued to consultants in respect of exercised Restricted Share Units (“RSUs”) (Note 11d)	48,241
Issuance of share capital – in respect of January 2024 SEPA (Note 11(e))	82,111
Issuance of share in respect of January 2026 financing round (Note 11(f))	85,131
Rounding shares	46
Ending Balance	580,973